Additional Information to Profit or Loss Items (Tables)	12 Months Ended
Dec. 31, 2023
Additional Information to Profit or Loss Items [Abstract]
Schedule of Additional Information to Profit or Loss
		Year ended December 31,
		2023	2022	2021
		USD in thousands

a.	Cost of revenue:

	Salaries and related expenses	28,098	29,972	11,506
	Subcontractors and consultants	8,359	12,980	8,658
	Depreciation, amortization and impairment	4,757	1,659	372
	Material	-	461	3,701
	Impairment expenses	-	438	-
	Other	693	401	474
		41,907	45,911	24,711

b.	Research and development expenses:

	Salaries and related expenses	6,879	5,201	5,468
	Other	298	406	328

		7,177	5,607	5,796
	Less – government grants	(1,291)	(33)	-
		5,886	5,574	5,796

c.	Sales and marketing expenses:

	Salaries and related expenses	4,239	7,972	1,910
	Advertising and public relations	236	306	37
	Depreciation, amortization and impairment	6,026	12,688	727
	Other	193	708	9
		10,694	21,674	2,683

d.	General and administrative expenses:

	Salaries and related expenses	8,409	16,089	4,844
	Depreciation and amortization	1,463	1,680	884
	Office Maintenance	1,392	1,410	303
	Consulting	16,716	16,627	1,149
	Legal expenses	2,713	2,157	411
	Impairment expenses	10,643	14,618	-
	Audit and accounting	773	1,418	249
	Insurance	1,622	26	(45)
	Board fees	1,168	396	131
	Other	4,273	2,850	1,473
		49,172	57,271	9,313

		Year ended December 31,
		2023	2022	2021
		USD in thousands
e.	Other expenses, net:

	Governmental grants income	(1,159)	-	-
	ELOC	1,570
	RNER listing expenses	12,312	-	-
		12,723	-	-

f.	Finance income and expenses:
	Finance income:

	Gain from exchange rate differences	271	19	-
	Interest income	213	450	5
		484	469	5
	Finance expenses:
	Loss from exchange rate differences	-	-	105
	Bank fees	109	145	105
	Changes in fair value of financial instruments	247	-	-
	Interest expenses	6,838	1,239	86
		7,194	1,384	296